REVENUE AND DEFERRED INCOME	12 Months Ended
Jun. 30, 2022
Revenue And Deferred Income
REVENUE AND DEFERRED INCOME

4. REVENUE AND DEFERRED INCOME

4A. REVENUE

	2022 $	2021 $	2020 $
Sales of EasyDNA branded test - point in time	5,989,782	-	-
Sales of geneType branded test - point in time	7,551	25,347	9,864
License fees - over time	797,483	95,207	-
Total revenue	6,794,816	120,554	9,864

4B. DEFERRED INCOME

	2022 $	2021 $
Deferred income	814,150	635

Deferred income arises from new revenue for EasyDNA, which is the consideration received in respect of unsatisfied performance obligation.

The Group’s revenue disaggregated by primary geographical markets is as follows:

	2022 $	2021 $	2020 $
America and Canada	2,274,551	120,554	9,864
Europe Middle East and Africa	2,501,302	-	-
Latin America	128,840	-	-
Asia pacific	1,890,123	-	-
Total revenue	6,794,816	120,554	9,864